Share-based payment expenses (Details Narrative)	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 SGD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment expenses			$ 4,146,000	$ 5,470,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment expenses	$ 1,129,000	$ 1,489,000
Number of shares issued	2,086,561	2,086,561
Shares issued price per share | $ / shares	$ 1.95
Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	1,131,715	1,131,715